Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 139	$ 160
Net losses (gains) on foreign exchange and derivative financial instruments	195	(441)
Fair value adjustments (see note 5)	2	(19)
Other	(38)	24
Total	$ 298	$ (276)